Obligations under Guarantees and Other Off-balance Sheet Instruments (Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	¥ 81,114	¥ 74,741
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	5,320	4,975
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	4,770	4,179
Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	10,090	9,154
Normal | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	5,161	4,819
Normal | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	4,668	4,066
Normal | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	¥ 9,829	8,885
Close Watch | Minimum
Guarantor Obligations [Line Items]
Accruing loans contractually past due, in day	90 days
Close Watch | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	¥ 123	78
Close Watch | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	44	53
Close Watch | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	167	131
Likely to become Bankrupt or Legally/Virtually Bankrupt | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	18	17
Likely to become Bankrupt or Legally/Virtually Bankrupt | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	29	29
Likely to become Bankrupt or Legally/Virtually Bankrupt | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	47	46
Not rated | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	18	61
Not rated | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	29	31
Not rated | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	¥ 47	¥ 92